Loans Receivable - Loans on Non-accrual Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 2,207	$ 14,810
Troubled debt restructurings, non-accrual	910	318
Commercial Loans [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	219	155
Commercial Loans [Member] | Commercial, Held-for-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		28
Commercial Loans [Member] | CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	381	3,268
Commercial Loans [Member] | CRE Owner Occupied, Held-For-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		32
Commercial Loans [Member] | CRE Non-Owner, Held-for-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		229
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		1,348
Consumer Loans [Member] | Home Equity Lines of Credit, Held-For-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		1,228
Consumer Loans [Member] | Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	88	407
Consumer Loans [Member] | Home Equity Term Loans, Held-For-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		286
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1,417	5,117
Consumer Loans [Member] | Residential Real Estate Held-For-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		2,280
Consumer Loans [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 102	$ 432